Provisions for discounts, rebates and sales returns (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Movement in Provisions for Discounts, Rebates and Sales Returns	The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2023		2,603	1,021	362	1,805	629	70	6,490
Changes in scope of consolidation		2	—	(1)	(6)	(2)	4	(3)
Provision related to current period sales		7,758	3,590	3,861	8,177	654	256	24,296
Net change in provision related to prior period sales		(74)	(12)	(9)	(58)	(25)	23	(155)
Payments made		(7,251)	(3,446)	(3,564)	(7,603)	(511)	(278)	(22,653)
Currency translation differences		(76)	(34)	(12)	(46)	(30)	(15)	(213)
Balance at December 31, 2023	(c)	2,962	1,119	637	2,269	715	60	7,762
Provision related to current period sales		5,401	3,961	3,093	9,758	595	482	23,290
Net change in provision related to prior period sales		(177)	(5)	(26)	(34)	(54)	14	(282)
Payments made		(5,599)	(3,882)	(3,336)	(9,678)	(491)	(496)	(23,482)
Currency translation differences		143	77	36	8	41	(2)	303
Opella reclassification(d)		(24)	—	(6)	(201)	(30)	(3)	(264)
Balance at December 31, 2024	(c)	2,706	1,270	398	2,122	776	56	7,328
Changes in scope of consolidation		30	—	1	7	3	4	45
Provision related to current period sales		7,363	5,087	4,097	9,359	702	219	26,827
Net change in provision related to prior period sales		(246)	(117)	(30)	(165)	(133)	24	(667)
Payments made		(6,261)	(4,278)	(3,934)	(8,991)	(500)	(200)	(24,164)
Currency translation differences		(280)	(177)	(32)	(118)	(84)	(3)	(694)
Balance at December 31, 2025	(c)	3,312	1,785	500	2,214	764	100	8,675
(a)Primarily US government programs: Medicaid (€1,197 million in 2025, €1,193 million in 2024, €1,421 million in 2023) and Medicare (€1,402 million in 2025,
€722 million in 2024 and €1,099 million in 2023).
(b)Mainly rebates and other price reductions granted to healthcare authorities in the US (including Managed Care: €1,727 million in 2025, €1,097 million in
2024 and €1,028 million in 2023).
(c)Provisions related to US net sales amounted to €5,906 million as of December 31, 2025, €4,823 million as of December 31, 2024 and €5,124 million as of December 31, 2023.
(d)This line comprises provisions for discounts, rebates and sales returns related to Opella, reclassified as of December 31 ,2024 within Liabilities for assets held for sale in accordance with IFRS 5 (see Note D.1.).